Securitizations and Other Variable Interest Entities - Other (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
On-balance sheet assets
Trading account assets	$ 191,785,000,000	$ 200,993,000,000
Derivative assets	52,682,000,000	47,495,000,000
Debt securities carried at fair value	320,695,000,000	268,795,000,000
Loans and leases	881,391,000,000	928,233,000,000
Allowance for loan and lease losses	(14,419,000,000)	(17,428,000,000)	(24,179,000,000)	(33,783,000,000)
Loans held-for-sale	12,836,000,000	11,362,000,000
All other assets	112,063,000,000	124,090,000,000
Total assets	2,104,534,000,000	2,102,273,000,000
On-balance sheet liabilities
Long-term debt	243,139,000,000	249,674,000,000
Total liabilities	1,861,063,000,000	1,869,588,000,000
Customer Vehicles
Variable Interest Entity [Line Items]
Maximum loss exposure	4,700,000,000	5,900,000,000
On-balance sheet liabilities
Long-term debt	584,000,000	1,200,000,000
Liquidity commitments to unconsolidated securitization trusts	658,000,000	748,000,000
Collateralized Debt Obligations
Variable Interest Entity [Line Items]
Maximum loss exposure	780,000,000	2,100,000,000
On-balance sheet liabilities
Long-term debt	0	1,300,000,000
Notional amount of liquidity exposure	1,200,000,000
Investment Vehicles
Variable Interest Entity [Line Items]
Maximum loss exposure	5,100,000,000	4,200,000,000
On-balance sheet liabilities
Long-term debt	780,000,000	780,000,000
Other Asset Back Financing Arrangement
Variable Interest Entity [Line Items]
Maximum loss exposure	77,000,000	1,100,000,000
On-balance sheet liabilities
Financing provided for asset-backed financing arrangements, percentage	75.00%
Consolidated VIEs | Investment Vehicles
On-balance sheet assets
Total assets	1,100,000,000	1,200,000,000
Consolidated VIEs | Leveraged Lease Trusts
On-balance sheet assets
Total assets	3,300,000,000	3,800,000,000
Unconsolidated VIEs | Investment Vehicles
Variable Interest Entity [Line Items]
Maximum loss exposure	660,000,000	2,500,000,000
On-balance sheet assets
Total assets	11,200,000,000	5,500,000,000
On-balance sheet liabilities
Consolidated total assets of VIEs	431,000,000	1,900,000,000
Unconsolidated VIEs | Real Estate Vehicles
On-balance sheet assets
Total assets	6,200,000,000	5,800,000,000
Other Variable Interest Entities
Variable Interest Entity [Line Items]
Maximum loss exposure	20,372,000,000	22,239,000,000
On-balance sheet assets
Trading account assets	1,930,000,000	5,189,000,000
Derivative assets	289,000,000	742,000,000
Debt securities carried at fair value	483,000,000	1,944,000,000
Loans and leases	6,713,000,000	4,879,000,000
Allowance for loan and lease losses	(6,000,000)	(6,000,000)
Loans held-for-sale	2,081,000,000	1,083,000,000
All other assets	8,015,000,000	7,901,000,000
Total assets	19,505,000,000	21,732,000,000
On-balance sheet liabilities
Short-term borrowings	0	77,000,000
Long-term debt	1,834,000,000	4,487,000,000
All other liabilities	2,748,000,000	2,631,000,000
Total liabilities	4,582,000,000	7,195,000,000
Other Variable Interest Entities | Consolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	7,981,000,000	9,716,000,000
On-balance sheet assets
Trading account assets	1,575,000,000	3,769,000,000
Derivative assets	5,000,000	3,000,000
Debt securities carried at fair value	0	0
Loans and leases	4,020,000,000	4,609,000,000
Allowance for loan and lease losses	(6,000,000)	(6,000,000)
Loans held-for-sale	1,267,000,000	998,000,000
All other assets	1,641,000,000	1,734,000,000
Total assets	8,502,000,000	11,107,000,000
On-balance sheet liabilities
Short-term borrowings	0	77,000,000
Long-term debt	1,834,000,000	4,487,000,000
All other liabilities	105,000,000	93,000,000
Total liabilities	1,939,000,000	4,657,000,000
Other Variable Interest Entities | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum loss exposure	12,391,000,000	12,523,000,000
On-balance sheet assets
Trading account assets	355,000,000	1,420,000,000
Derivative assets	284,000,000	739,000,000
Debt securities carried at fair value	483,000,000	1,944,000,000
Loans and leases	2,693,000,000	270,000,000
Allowance for loan and lease losses	0	0
Loans held-for-sale	814,000,000	85,000,000
All other assets	6,374,000,000	6,167,000,000
Total assets	11,003,000,000	10,625,000,000
On-balance sheet liabilities
Short-term borrowings	0	0
Long-term debt	0	0
All other liabilities	2,643,000,000	2,538,000,000
Total liabilities	2,643,000,000	2,538,000,000
Other Variable Interest Entities | Unconsolidated VIEs
On-balance sheet liabilities
Consolidated total assets of VIEs	8,502,000,000	11,107,000,000
Unconsolidated total assets of VIEs	41,467,000,000	38,505,000,000
Total assets of VIEs	$ 49,969,000,000	$ 49,612,000,000